Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Operations and Comprehensive Loss
Revenues	$ 0	$ 0	$ 0
Expenses and other income
Mine development expenses (notes 5 and 16)	323,668	179,256	965,468
Exploration and evaluation expenses (notes 6 and 16)	46,815	66,110	137,926
General and administrative expenses (note 16 and 17)	1,396,801	1,114,087	1,533,515
Share-based compensation (note 17)	3,744,172	0	651,692
Amortization of plant and equipment (note 7)	6,592	6,053	0
Finance costs (note 9)	1,317	0	0
Foreign currency translation (gain) loss	101,252	3,552	(4,565)
Interest (income)	(104)	0	0
Interest expense	273	2,098	0
Flow through provision (gain)	(146,814)	0	0
Foreign taxes	92	772	0
Sub-total before other items	5,474,064	1,371,928	3,284,036
Government assistance	0	(7,353)	0
Change in value of warrant liability (note 11)	36,486,420	(386,940)	(73,532)
Net loss for the year	(41,960,484)	(977,635)	(3,210,504)
Items that will be reclassified subsequently to net loss
Translation adjustment for foreign operations	134,639	3,196	41,713
Net loss and comprehensive loss for the year	$ (41,825,845)	$ (974,439)	$ (3,168,791)
Weighted-average common shares (basic and diluted)	66,654,804	52,720,608	49,358,647
Net loss per common shares (basic and diluted)	$ (0.63)	$ (0.02)	$ (0.07)